Document and Entity Information	0 Months Ended
Dec. 10, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 10, 2013
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Dec. 10, 2013
Document Effective Date	Dec. 10, 2013
Prospectus Date	Dec. 10, 2013
Consilium Emerging Market Small Cap Fund | Investor Class Shares
Risk/Return:
Trading Symbol	CEMSX
Consilium Emerging Market Small Cap Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	CEMNX